Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000004207 | Truist Financial Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004207 | Exxon Mobil Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004207 | Watsco, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004207 | Coca-Cola Europacific Partners plc_0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004207 | U.S. Treasury Notes_4.5_2033-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004207 | Illinois Tool Works, Inc._2.65_2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004207 | U.S. Treasury Notes_4.5_2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004207 | U.S. Treasury Notes_2.125_2024-11-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004207 | U.S. Treasury Notes_2.875_2025-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004207 | U.S. Treasury Notes_1.375_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004207 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004207 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000004207 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004207 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000004207 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004207 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000004207 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000004207 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000219050 | API Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000219050 | eDreams ODIGEO S.A.
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000219050 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219050 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219050 | Brookfield Reinsurance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219050 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219050 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219050 | SigmaRoc plc
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219050 | Secure Energy Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219050 | First Watch Restaurant Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219050 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000219050 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000219050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000219050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219050 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004204 | API Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004204 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004204 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004204 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004204 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004204 | HEICO Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004204 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004204 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004204 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004204 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004204 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000004204 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000004204 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004204 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004204 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004204 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004204 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004204 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004204 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004204 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004204 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000004204 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004205 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004205 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004205 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004205 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004205 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004205 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004205 | Chemed Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004205 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004205 | Accenture plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004205 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004205 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.90%
C000004205 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004205 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004205 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000004205 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000004205 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000004205 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004203 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004203 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004203 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004203 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004203 | Hingham Institution For Savings (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004203 | Schlumberger Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004203 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004203 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004203 | Haemonetics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004203 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004203 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000004203 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000004203 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000004203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000004203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000004203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004203 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004203 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088418 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088418 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088418 | Eaton Corporation plc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088418 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088418 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088418 | F&G Annuities & Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088418 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088418 | StoneCo Ltd._Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088418 | Coca-Cola Europacific Partners plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088418 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088418 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.00%
C000088418 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000088418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088418 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088418 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088418 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088418 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088418 | India
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088418 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088418 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088418 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088418 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088418 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088418 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088418 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000088418 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000088418 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000088418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000088418 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000088418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004202 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004202 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000004202 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004202 | Schlumberger Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004202 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004202 | St. Joe Company (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004202 | Occidental Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004202 | Masco Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004202 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004202 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004202 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.90%
C000004202 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.10%
C000004202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000004202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000004202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%